RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

Transactions between the Group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

Subsidiaries

Transactions between the Group and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in Note 2. Partnerships the Group enters into are fully consolidated as disclosed in Note 18.

Key Management Personnel Compensation

The amounts disclosed in the table represent the amounts recognized as general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021

Salaries	$772,793	$835,448	$827,412
Statutory bonus	52,284	104,956	93,168
Cash performance bonus	576,148	—	346,118
Non-executive director’s fees	125,329	90,000	57,000
Non-cash benefits	4,783	4,587	4,962
Severance benefits	—	224,593	—
Total	$1,531,337	$1,259,584	$1,328,660

Due from affiliates – On June 25, 2015, the Group entered into an agreement with Latam Logistics Investments, LLC (“LLI”). In July 2020, the Group expanded the loan receivable from LLI to $4,165,000 from $3,015,000 and extended the term to December 31, 2023. In June 2021, the Group expanded the loan receivable from LLI to $4,850,000 from $4,165,000 and in May 2022, the Group expanded the loan receivable from LLI to $6,950,00 from $4,850,000. The expiration date of the loan remains as of December 31, 2023. The loan bears an annual interest rate of 9.0%. Principal and interest are due at maturity.

LLI is a wholly owned company of one of the prior executives of the Group and it owns 8.0% of the Group. The interest income for LLI was $644,219 and $561,372 for the years ended December 31, 2023, and 2022, respectively. As of December 31, 2023, and 2022, the loan receivable from affiliates balances outstanding were as follows:

	2023	2022

Interest receivable:
Latam Logistics Investments, LLC	$2,324,041	$1,848,945
Notes receivable:
Latam Logistics Investments, LLC	7,139,123	6,950,000
Total due from affiliates	$9,463,164	$8,798,945

As of December 31, 2023, and 2022, the loan receivable has a fixed interest rate of 9% and a due date of December 31, 2023. The main conditions of the loan receivable are payment of the balance at maturity including interest receivable, the possibility of early payments without penalty, guarantee over common shares and a promissory note.

The loan receivable is collateralized by the affiliate’s equity interests in the Group (refer to Note 25 for additional information).

As of December 31, 2023, and 2022, there was no amount owed to related parties.

Additional transactions with key management personnel – A related party entity provided $567,764 of management and advisory services to the Group for the year ended December 31, 2023.